Consolidated Balance Sheet (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible note, net of note discount current	$ 156,548	$ 80,647	$ 78,907
Net of note discount current, related party	$ 0	$ 29,227	$ 298,116
Preferred D stock, shares par value	$ 100	$ 100	$ 100
Preferred D stock, shares authorized	20,000	20,000	20,000
Preferred D stock, shares issued	7,500	7,500
Preferred D stock, shares outstanding	5,700	6,500	7,500
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	762,130,989	753,907,656	555,582,656
Common stock, shares outstanding	762,130,989	753,907,656	555,582,656